FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swap Transactions	The following table summarizes the terms of interest rate swaps as of December 31, 2024:

Instrument (in thousands of $)	Notional amount	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving Floating, paying fixed	606,949	Feb-2027 to May-2029	2.69% to 3.99%

Fair Value Hierarchy of Derivative and Non-Derivative Financial Instruments
The carrying value and estimated fair value of our financial instruments were as follows:

		December 31, 2024			December 31, 2023
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Fair value hierarchy	Carrying value	Fair value
Non-derivatives:
Cash and cash equivalents(1)	Level 1	165,274	165,274	Level 1	133,496	133,496
Restricted cash and short-term deposits	Level 1	446	446	Level 1	3,842	3,842
Trade accounts and other receivables(2)	Level 1	1,838	1,838	Level 1	9,511	9,511
Trade accounts payable(2)	Level 1	(19,608)	(19,608)	Level 1	(12,231)	(12,231)
Current portion of long-term debt and short-term debt (3) (4)	Level 2	(143,328)	(143,328)	Level 2	(196,305)	(196,305)
Long-term debt (4)	Level 2	(1,178,361)	(1,178,361)	Level 2	(870,342)	(870,342)
Derivatives:
Interest rate swaps asset (5)	Level 2	7,676	7,676	Level 2	5,978	5,978
Interest rate swaps liability (5)	Level 2	—	—	Level 2	933	933
(1) The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

(2) The carrying values of trade accounts and other receivables and trade accounts payable approximate fair values because of the near-term maturity of these instruments. Other receivables includes amounts related to the EUAs due from charterers under the EU ETS.

(3) The carrying amounts of the current portion of long-term debt and short-term debt approximate fair values because of the near-term maturity of these instruments.

(4) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table above, are gross of deferred charges amounting to $15.8 million as of December 31, 2024 (December 31, 2023: $5.6 million) (Note 19).

(5) Derivative assets are presented within other non-current assets and derivative liabilities are presented within other current liabilities on the consolidated balance sheets.

Offsetting Assets and Liabilities	However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2024 and December 31, 2023 would be adjusted as detailed in the following table:

	December 31, 2024			December 31, 2023
(in thousands of $)	Gross amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets subject to netting agreements	Net amount
Total derivative assets	7,676	—	7,676	5,978	(969)	5,009
Total derivative liabilities	—	—	—	933	(969)	(36)